Property, Plant And Equipment, Net (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 190.6	$ 33.4
Construction in progress included capitalized interest	2.7	$ 3.8
Collateral amount	$ 834.6